SUPPLEMENT TO THE PROSPECTUS

Supplement dated May 9, 2024, to the Prospectus dated June 28, 2023.

MFS® Diversified Income Fund

Effective immediately, the sub-section entitled "Portfolio Manager(s)" under the main heading entitled "Summary of Key Information" is restated in its entirety as follows:

Portfolio Manager(s)

Portfolio Manager	Since	Title
Robert Almeida	2018	Investment Officer of MFS
Neeraj Arora	2019	Investment Officer of MFS
David Cole	2006	Investment Officer of MFS
Rick Gable	2006	Investment Officer of MFS
Alexander Mackey	2021	Co-Chief Investment Officer-Global Fixed Income of MFS
John Mitchell	2023	Investment Officer of MFS
Jonathan Sage	2006	Investment Officer of MFS
Geoffrey Schechter	2006	Investment Officer of MFS
Michael Skatrud	2018	Investment Officer of MFS
Jake Stone	May 2023	Investment Officer of MFS

Geoffrey Schechter has announced his intention to retire effective September 30, 2025, and he will no longer be a portfolio manager of the fund as of that date.

Effective immediately, the sub-section entitled “Portfolio Manager(s)” under the main heading entitled “Management of the Fund” is restated in its entirety as follows:

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Robert Almeida	Lead Portfolio Manager	Employed in the investment area of MFS since 2007
Neeraj Arora	Emerging Markets Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2011
David Cole	Below Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2004
Rick Gable	Real Estate Related Investments Portfolio Manager	Employed in the investment area of MFS since 2011
Alexander Mackey	Investment Grade Credit Bonds Portfolio Manager	Employed in the investment area of MFS since 2001
John Mitchell	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2003
Jonathan Sage	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 2000
Geoffrey Schechter	U.S. Government Securities Portfolio Manager	Employed in the investment area of MFS since 1993
Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2013
Jake Stone	U.S. Government Securities Portfolio Manager	Employed in the investment area of MFS since July 2018; Vice President, Wellington Management Company, LLP prior to July 2018

Geoffrey Schechter has announced his intention to retire effective September 30, 2025, and he will no longer be a portfolio manager of the fund as of that date.

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